Fair Value Measurements Pre-Tax Gain (Loss) Recognized From Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Change in Value of Contingent Consideration [Member]
Derivatives not designated as hedges, Gain (loss) recognized in income	$ 2,849	$ 0
Warrant [Member] | Change In Value Of Warrants [Member]
Derivatives not designated as hedges, Gain (loss) recognized in income	4,433	(10,159)
Debt Repayment Derivative [Member] | Interest Expense and Financing Costs, Net [Member]
Derivatives not designated as hedges, Gain (loss) recognized in income	0	45
Future [Member] | Loss On Derivative Instruments, Net [Member]
Derivatives not designated as hedges, Gain (loss) recognized in income	8,228	104
Forward Contracts [Member] | Loss On Derivative Instruments, Net [Member]
Derivatives not designated as hedges, Gain (loss) recognized in income	$ 0	$ 306